DISCONTINUED OPERATIONS - Amounts Recorded in Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations	$ (131,006)	$ (51,159)	$ 0
Net (loss) income from discontinued operations after non-controlling interest	(100,701)	12,055	$ 0
Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenues	18,083	33,432
Gain on sale of newbuilding contracts	0	74,834
Voyage expenses and commissions	(13,414)	(17,291)
Ship operating costs	(7,050)	(6,797)
Administrative expenses	(985)	(2,490)
Goodwill impairment loss	0	(149,482)
Depreciation	(7,712)	(6,187)
Vessel impairment loss	(62,489)	0
Interest income	0	17
Interest expense	(2,119)	(1,698)
Gain on revaluation of investment in Golden Ocean	0	24,422
Share of results from associated companies	(14,880)	321
Impairment loss on shares	(40,556)	0
Gain on non-controlling interest	192	0
Other financial items	(76)	0
Foreign exchange loss	0	(2)
Other non-operating expense	0	(238)
Net loss from discontinued operations	(131,006)	(51,159)
Net loss attributable to non-controlling interest	(30,305)	(63,214)
Net (loss) income from discontinued operations after non-controlling interest	$ (100,701)	$ 12,055